UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Amaranth Securities L.L.C.
Address:  One American Lane
          Greenwich, CT 06831

13F File Number:   28-7282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     James Glynn
Title:    Financial and Operations Principal
Phone:    203-422-3310
Signature, Place and Date of Signing:

    James Glynn   Greenwich, Connecticut  November  13, 2003

Report Type (Check only one.):

[   ]       13F HOLDINGS REPORT.
[ X ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number   Name
28-10105               Amaranth L.L.C.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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